Segments - Additional Information (Details) - Wholesale - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Depletion	$ 0.9	$ 1.9
Accounts Payable and Accrued Liabilities	$ 0.6	$ 0.3